ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Feb. 29, 2012
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

        Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 29, 2012	February 28, 2011
Trade payables	5,029	7,581
Accrued liabilities	3,168	3,549
Payroll related accruals	3,500	3,507
Warranty accrual	1,023	1,330

Total Accounts Payable and Accrued Liabilities	12,720	15,967

        Warranty accrual:

        Within its accrued liabilities, the Company records a liability for future warranty costs based on management's best estimate of probable claims within the Company's product warranties. The accrual is based on the terms of the warranty which vary by customer, product, or service and historical experience. The Company regularly evaluates the appropriateness of the remaining accrual.

        The following table details the changes in the warranty liability for the respective periods:

	February 29, 2012	February 28, 2011
Balance at the beginning of the period	2,892	2,475
Accruals	255	1,073
Utilization	(1,622)	(1,621)
Changes in estimates	(84)	965

Ending Balance	1,441	2,892
Short term Portion	1,023	1,330
Long term Portion	418	1,562